STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BP Employee Savings Plan (Plan No. 001)
Assets:
Investment in the BP Master Trust for Employee Savings Plans	$ 9,038,373	$ 8,236,061
Notes receivable from participants	41,685	43,086
Net assets available for benefits	9,080,058	8,279,147
BP Partnership Savings Plan (Plan No. 051)
Assets:
Investment in the BP Master Trust for Employee Savings Plans	43,450	36,526
Notes receivable from participants	188	178
Net assets available for benefits	43,638	36,704
BP DirectSave Plan (Plan No. 052)
Assets:
Investment in the BP Master Trust for Employee Savings Plans	39,198	36,983
Notes receivable from participants	999	982
Net assets available for benefits	40,197	37,965
BPX Energy Employee Savings Plan (Plan No. 100)
Assets:
Investment in the BP Master Trust for Employee Savings Plans	441,184	363,391
Notes receivable from participants	3,687	3,133
Net assets available for benefits	444,871	366,524
Archaea Employee Savings Plan (Plan No. 101)
Assets:
Investment in the BP Master Trust for Employee Savings Plans	46,803	33,676
Notes receivable from participants	1,579	892
Net assets available for benefits	$ 48,382	$ 34,568